UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2011

Shares	COMMON STOCKS - 92.95%	Value
	Aerospace & Defense - 2.00%
110,900	CPI Aerostructures, Inc. (a)	$1,318,601
50,000	Kratos Defense & Security Solutions, Inc. (a)	701,000
470,000	OSI Geospatial, Inc. (a)	95,175
		2,114,776
	Air Transport - 0.82%
45,600	AeroCentury Corp. (a)	870,960
		870,960
	Auto Parts & Equipment - 0.63%
87,500	SORL Auto Parts, Inc. (a)	662,375
		662,375
	Biotechnology - 2.02%
210,000	BioClinica, Inc. (a)	942,900
209,000	IsoRay, Inc. (a)	269,610
110,906	Trinity Biotech PLC - ADR (a)	934,937
		2,147,447
	Building Materials - 0.84%
190,000	U.S. Home Systems, Inc. (a)	891,100
		891,100
	Business Services - 7.64%
137,500	Fortune Industries, Inc. (a)	78,375
85,000	GP Strategies Corporation (a)	840,650
175,000	Innodata Isogen, Inc. (a)	495,250
785,000	Newtek Business Services, Inc. (a)	1,467,950
170,500	Onvia, Inc. (a)	743,380
168,000	Perceptron, Inc. (a)	902,160
123,197	RCM Technologies, Inc. (a)	563,010
31,900	Rentrak Corporation (a)	875,496
200,966	SmartPros Ltd.	458,203
775,000	WidePoint Corp. (a)	984,250
1,666,667	Zolon Corp.
	(Acquired 1/19/11, Cost $500,000) (a)(b)(c)	683,333
		8,092,057
	Chemical & Related Products - 1.34%
220,000	Flexible Solutions International, Inc. (a)	310,200
40,000	KMG Chemicals, Inc.	681,200
48,880	TOR Minerals International, Inc. (a)	433,566
		1,424,966
	Computers & Electronics - 7.07%
303,500	ADDvantage Technologies Group, Inc. (a)	901,395
95,000	Astro-Med, Inc.	738,150
125,000	Concurrent Computer Corporation (a)	642,500
65,000	Cyberoptics Corp. (a)	620,100
397,221	Dot Hill Systems Corp. (a)	1,112,219
351,637	LRAD Corp. (a)	780,634
380,000	NAPCO Security Technologies, Inc. (a)	714,400
35,000	Rimage Corp. (a)	498,050
148,340	Socket Mobile, Inc. (a)	249,211
40,000	Spectrum Controls, Inc. (a)	530,400
64,800	Williams Controls, Inc.	680,400
		7,467,459
	Construction & Engineering - 1.34%
171,500	KSW, Inc.	651,700
70,000	MFRI, Inc. (a)	762,300
		1,414,000
	Consumer Products - Distributing - 0.42%
2,042,500	China 3C Group (a)	445,265
		445,265
	Consumer Products - Manufacturing - 6.06%
151,000	AT Cross Co. (a)	1,470,740
294,300	China Intelligent Lighting and Electronics, Inc. (a)	700,434
333,947	Emerson Radio Corp.	711,307
54,000	Flexsteel Industries	913,680
300,000	Heelys, Inc.
	(Acquired 5/5/10, Cost $300,000) (a)(c)	596,000
100,000	Motorcar Parts of America, Inc. (a)	1,440,000
203,800	Tandy Brands Accessories, Inc. (a)	591,020
		6,423,181

	Electronic Equipment & Instruments - 5.65%
185,429	Allied Motion Technologies, Inc. (a)	1,620,649
37,500	Espey Manufacturing & Electronics Corp.	810,750
46,900	Frequency Electronics, Inc. (a)	331,114
373,700	Iteris, Inc. (a)	653,975
420,800	Magnetek, Inc. (a)	757,440
70,500	Schmitt Industries, Inc. (a)	277,418
237,000	Universal Power Group, Inc. (a)	1,090,200
160,000	Wells-Gardner Electronics Corp. (a)	435,200
		5,976,746
	Energy & Related Services - 2.38%
132,500	Acorn Energy, Inc. (a)	527,350
84,700	CE Franklin Ltd. (a)	660,660
58,000	Mitcham Industries, Inc. (a)	638,580
150,000	TGC Industries, Inc. (a)	688,500
		2,515,090
	Environmental Services - 1.77%
380,000	Perma-Fix Environmental Services (a)	596,600
1,110,000	TurboSonic Technologies, Inc. (a)	421,800
250,000	Versar, Inc. (a)	855,000
		1,873,400
	Financial Services - 7.00%
73,500	B of I Holding, Inc. (a)	1,110,585
142,000	Bank of Commerce Holdings	589,300
106,500	Hennessy Advisors, Inc.	330,150
91,800	HopFed Bancorp, Inc.	862,920
150,623	MicroFinancial, Inc.	625,085
201,500	Pacific Premier Bancorp (a)	1,344,005
301,100	Riverview Bancorp, Inc. (a)	930,399
33,500	Virtus Investment Partners, Inc. (a)	1,617,045
		7,409,489
	Food - 3.33%
322,000	Armanino Foods of Distinction, Inc.	270,480
133,000	G. Willi-Food International Ltd. (a)	953,610
150,000	HQ Sustainable Maritime Industries, Inc. (a)	648,000
58,400	John B. Sanfilippo & Son, Inc. (a)	663,424
88,181	Overhill Farms, Inc. (a)	525,559
133,000	Willamette Valley Vineyards, Inc. (a)	458,850
		3,519,923
	Health Care Providers & Services - 1.00%
241,500	Adcare Health Systems, Inc. (a)	1,057,770
		1,057,770
	Leisure - 1.37%
250,000	Century Casinos, Inc. (a)	637,500
177,000	Full House Resorts, Inc. (a)	794,730
47,300	IA Global, Inc. (a)	24,123
		1,456,353
	Medical Supplies & Services - 10.38%
210,000	Addus Homecare Corp. (a)	972,300
1,032,500	AdvanSource Biomaterials Corporation (a)	113,575
275,000	Allied Healthcare International, Inc. (a)	665,500
108,000	Allied Healthcare Products (a)	455,760
578,000	American BIO Medica Corp. (a)(b)	52,020
299,404	American Caresource Holdings, Inc. (a)	431,142
58,000	American Medical Alert Corporation	359,020
43,500	Birner Dental Management Services, Inc.	844,988
146,800	Carriage Services, Inc. (a)	750,148
60,000	Flamel Technologies S.A. - ADR (a)	366,000
515,292	HearUSA, Inc. (a)	265,375
799,200	Hooper Holmes, Inc. (a)	647,352
300,000	iCAD, Inc. (a)	405,000
126,203	Iridex Corporation (a)	507,336
90,000	Lakeland Industries, Inc. (a)	798,300
670,000	Ophthalmic Imaging Systems (a)	568,830
568,000	PHC, Inc. (a)	1,221,200
174,000	Synergetics USA, Inc. (a)	800,400
40,000	Transcend Services, Inc. (a)	737,200
		10,961,446

	Minerals & Resources - 0.80%
1,100,000	Deer Horn Metals, Inc. (a)	208,718
250,000	Vista Gold Corp. (a)	630,000
		838,718
	Motion Pictures - 0.50%
69,900	Ballantyne Strong, Inc. (a)	525,648
		525,648
	Oil & Gas - 2.17%
149,479	Far East Energy Corp. (a)	89,687
300,000	Far East Energy Corp. (Acquired 12/31/04, and
	10/31/05, Cost $275,000) (a)(c)	180,000
1,200,000	Gasco Energy, Inc. (a)	612,000
60,000	Hallador Energy Co.	654,600
290,000	Magellan Petroleum Corp. (a)	765,600
		2,301,887
	Retail - 3.46%
500,000	1-800-Flowers.com, Inc. (a)	1,370,000
300,018	AC Moore Arts & Crafts, Inc. (a)	657,040
104,745	Hastings Entertainment, Inc. (a)	580,287
150,000	PC Mall, Inc. (a)	1,050,000
		3,657,327
	Semiconductor Related Products - 7.80%
165,000	8x8, Inc. (a)	430,650
70,000	Amtech Systems, Inc. (a)	1,792,700
175,000	AXT, Inc. (a)	1,895,250
125,000	FSI International, Inc. (a)	522,500
131,000	inTEST Corp. (a)	506,970
300,000	On Track Innovations Ltd. (a)	1,029,000
295,000	Ramtron International Corp. (a)	793,550
150,000	Sparton Corporation (a)	1,281,000
		8,251,620
	Software - 4.80%
110,275	American Software, Inc. - Class A	730,021
327,000	ARI Network Services, Inc. (a)	245,250
150,000	Bsquare Corp. (a)	1,318,500
110,000	Clicksoftware Technologies Ltd. (a)	807,400
130,000	Evolving Systems, Inc.	1,058,200
245,000	Navarre Corp. (a)	521,850
30,000	Versant Corp. (a)	403,500
		5,084,721
	Specialty Manufacturing - 7.39%
24,119	Alamo Group, Inc.	625,888
250,000	Baldwin Technology Company, Inc. - Class A (a)	352,500
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/05, 10/31/05, and 3/5/08, Cost $441,000) (a)(c)	34,072
125,000	Core Molding Technologies, Inc. (a)	767,500
111,100	CTI Industries Corp.	661,045
436,900	Digital Ally, Inc. (a)	707,778
33,200	Friedman Industries	287,512
204,800	Manitex International, Inc. (a)	1,142,784
34,800	Nobility Homes, Inc. (a)	279,444
81,800	Northern Technologies International Corp. (a)	1,235,180
246,500	RF Monolithics, Inc. (a)	374,680
20,000	Universal Stainless & Alloy Products, Inc. (a)	640,000
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/10, Cost $749,997) (a)(b)	616,668
32,183	Worldwide Energy & Manufacturing USA, Inc.	119,077
		7,844,128
	Telecommunications - 2.46%
55,000	Globecomm Systems, Inc. (a)	520,300
325,440	Management Network Group, Inc. (a)	833,126
120,600	Micronetics, Inc. (a)	496,872
100,000	Relm Wireless Corporation (a)	190,000
165,300	XETA Technologies, Inc. (a)	562,020
		2,602,318
	Transportation - 0.49%
60,000	Freeseas, Inc. (a)	206,400
350,000	Seanergy Maritime Holdings Corp. (a)	311,535
		517,935

	Waste Management - 0.02%
305,000	Pure Earth, Inc. (a)	22,875

	TOTAL COMMON STOCKS (Cost $91,925,701)	$98,370,980

Shares	PREFERRED STOCKS - 0.19%	Value
20,000	Pure Earth, Inc. Preferred Shares, 10.00% (b)(c)
	(Acquired 11/30/09, Cost $200,000)	$200,000
	TOTAL PREFERRED STOCKS (Cost $200,000)	$200,000

Contracts	WARRANTS - 0.00%	Value
166,667	Worldwide Energy & Manufacturing USA, Inc. Warrants
	(Acquired 1/26/10, Cost $0)
	Expiration: 1/26/15, Exercise Price: $5.65 (a)(b)(c)	$-
	TOTAL WARRANTS (Cost $0)	$-
Principal
Amount	FIXED INCOME SECURITIES - 0.24%	Value
	Real Estate Investment Trust - 0.24%
$ 250,000	Monmouth Capital Corporation
	(Acquired 3/30/05, Cost $250,000)
	8.000%, 03/30/2015 (b)(c)	$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)	$250,000

Shares	SHORT TERM INVESTMENTS - 7.49%	Value
2,735,400	Alpine Municipal Money Market Fund, 0.199%	$2,735,400
5,200,000	Fidelity Institutional Money Market Fund, 0.146%	5,200,000
	TOTAL SHORT TERM INVESTMENTS (Cost $7,935,400)	$7,935,400

	Total Investments
	(Cost $100,311,101) - 100.87%	$106,756,380
	Liabilities in Excess of Other Assets - (0.87)%	(923,187)
	TOTAL NET ASSETS - 100.00%	$105,833,193

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors.  This security represents $1,185,353 or 1.12% of the Fund's Net Assets.

(c)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration,
	normally to qualified institutional buyers. At January 31, 2011, the value of restricted securities amounted to $1,943,405
	or 1.84% of Net Assets.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Cost of investments		$100,311,101

Gross unrealized appreciation		24,295,500
Gross unrealized depreciation		(17,850,221)
Net unrealized depreciation		$6,445,279

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.  Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund.  The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities.  These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011:

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

	Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
	Consumer Discretionary	$15,206,026	$-	$-	$15,206,026
	Consumer Staples	3,519,923	-	-	3,519,923
	Energy	4,109,627	180,000	-	4,289,627
	Financials	7,409,489	-	-	7,409,489
	Health Care	12,566,196	52,020	-	12,618,216
	Industrials	19,567,052	-	-	19,567,052
	Information Technology	29,452,788	683,333	-	30,136,121
	Materials	5,193,876	-	-	5,193,876
	Telecommunication Services	430,650	-	-	430,650
Total Common Stocks		97,455,627	915,353	-	98,370,980
Preferred Stock
	Industrials	-	-	200,000	200,000
Total Preferred Stock		-	-	200,000	200,000
Fixed Income
	Real Estate Investment Trusts	-	-	250,000	250,000
Total Fixed Income		-	-	250,000	250,000
Short Term Investments		7,935,400	-	-	7,935,400
Total Investments in Securities		$105,391,027	$915,353	$450,000	$106,756,380

Below is a reconciliation that details the activity of the securities in Level 3 since the adoption of the pronouncement on November 1, 2010 to January 31, 2011:

Beginning Balance - November 1, 2010	$450,000
Net purchases/(sales)	-
Transfers in/(out) of level 3	-
Total realized and unrealized gains/(losses)	-
Accrued accretion/(amortization)	-
Ending Balance - January 31, 2011	$450,000

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)          /s/ Michael J. Corbett
Michael J. Corbett, President

Date           3/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Michael J. Corbett
Michael J. Corbett, President

Date            3/31/11

By (Signature and Title)*        /s/ Samuel J. Schulz
Samuel J. Schulz, Treasurer

Date             3/29/11

* Print the name and title of each signing officer under his or her signature.